Other income by function (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income statement [Abstract]
Disclosure of detailed information about other income by function [Text Block]
Other income by function is detailed as follows:

	For the years ended as of December 31,
Other income by function	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Sales of fixed assets	1,641,317	2,605,720	3,035,889
Lease expense	535,555	382,934	299,336
Sale of glass	1,334,123	549,787	672,203
Claims recovery	761,290	589,396	36,582
Others	2,445,617	1,016,317	2,533,234
Total	6,717,902	5,144,154	6,577,244